Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities, Noncurrent [Abstract]
Schedule of Other Long-Term Liabilities

Other long-term liabilities consist of the following as of December 31, 2018 and 2019 (in thousands):

	2018	2019
Contract liabilities, net of current portion	$23,880	$30,925
Deferred payments related to acquisitions	5,904	4,963
Deferred rent and other facility costs	6,837	1,961
Employee separation costs	6,800	1,838
Loss on facilities not in use	4,332	—
Lease incentives	2,300	—
Other	1,263	1,764
Other long-term liabilities	$51,316	$41,451